Employee benefit expenses - Summary of PRC Members Employee Benefit Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefit expenses
Wages, salaries and bonuses	¥ 279,443	¥ 195,462	¥ 153,815
Welfare expenses	10,711	8,637	8,866
Housing funds	21,299	14,799	11,465
Contributions to pension plans	49,007	20,137	26,446
Share-based compensation expenses	54,144	29,951	35,884
Employee benefits expense	¥ 414,604	¥ 268,986	¥ 236,476